Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings (losses) attributable to owners of the parent	$ 427,697	$ 278,290	$ 220,356
Number of common shares in circulation	263,196,524	263,196,524	263,196,524
Basic earnings per share (US$ per share)	$ 1.6250	$ 1.0573	$ 0.84